Income Taxes - Temporary differences (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Property and equipment	$ 13,100	$ 12,120
Depletion	496	477
Unrealized rents	1,881	1,850
Prepaid expenses	278	314
Gross deferred tax liabilities	15,755	14,761
Employee benefits and other	1,214	1,792
Gross deferred tax assets	1,214	1,792
Net deferred tax liability	$ 14,541	$ 12,969